Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill, beginning balance			$ 28,723	$ 58,522	$ 58,522	$ 86,503
Additions from acquisitions					22,688
Measurement period adjustments, net			220
Goodwill, ending balance	$ 28,943		28,943		28,723	58,522
Impairment loss(a)	0	$ 0	0	0	52,487	28,802
Renewables and Recovery Logistics
Goodwill
Goodwill, beginning balance			21,680
Goodwill, ending balance	21,680		21,680		21,680
Impairment loss(a)			0
Telecom
Goodwill
Goodwill, beginning balance			7,043	$ 44,924	44,924	72,905
Additions from acquisitions					14,606
Measurement period adjustments, net			220
Goodwill, ending balance	$ 7,263		7,263		7,043	44,924
Impairment loss(a)			$ 89,421		$ 52,487	$ (52,487)